Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories as of June 30, 2023 and December 31, 2022 consisted of the following:
	June 30, 2023	December 31, 2022
Raw materials	$5,404,093	$4,298,235
Work in process	591,234	642,235
Finished goods	948,368	1,300,383
Inventory valuation allowance	(92,446)	(13,397)
Total	$6,851,249	$6,227,456